Borrowings, Financing And Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule Of Detailed Information About Borrowing
Raised in local currency:	Ref.	2020	2019
Financing Agency for Studies and Projects FINEP		73,076	101,988
Debentures	A	4,042,515	4,251,231
BNDES		7,789	35,390
BNDES – FINAME		15	183
Promissory notes	B	773,949	2,883,382
Working capital – Mexico Operation		14,453	31,802
Working capital – Aesop Operation		-	100,438
Working capital – The Body Shop Operation	C	500,835	-
Working capital – Avon Operation		145,495	-
Notes – Avon(1)	D	4,033,682	-
Total in local currency		9,591,809	7,404,414

Raised in Foreign currency:
BNDES		1,639	8,030
Export Credit Note (NCE)		-	81,210
Representative debt securities (“Notes”)(1)	E	3,969,226	3,090,490
Resolution nº 4131/62	F	260,239	202,230
Total in foreign currency		4,231,104	3,381,960
Grand total		13,822,913	10,786,374

Current		3,805,649	3,354,355
Non-current		10,017,264	7,432,019

Debentures
Current		2,169,786	246,017
Non-current		1,872,729	4,005,214

(1)   Balances resulting from the business combinations with Avon (Note 4) recorded at the estimated fair value.

Schedule Of Additional Information About Borrowings
Reference	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Real	August, 2024

Interest of 109% to 112% of CDI (International Deposit Certificate) , and 1.4% + CDI 1.75% + CDI, 1.00% + CDI and 1.15% + CDI, as maturing on March, 2020; September, 2020; September, 2021; September 2022 and August 2024.

				109.5% - 113.1% CDI + 1.15% - CDI + 1.79%	None
B	Real	Until April, 2021	Interest of 3.25% p.a. + CDI	CDI + 3.30%	Approval of subsidiary Indústria e Comércio de Cosméticos Natura Ltda.
C	British Pounds	March, 2021	Libor + interest of 2.00% p.a.	Libor + interest of 2.00% p.a.	Approval of subsidiary Natura Cosméticos S.A.
D	Dollar	March, 2023 and March 2043	Interest of 7.00% p.a. and Interest of 8.95% p.a.	Interest of 7.00% p.a. and Interest of 8.95% p.a.	None
E	Dollar	February, 2023	Interest of 5.375% p.a.	6,1%	None
F	Dollar	May, 2022	Libor + interest 1.1% p.a.	Libor + interest 1.1% p.a.	Approval of subsidiary Indústria e Comércio de Cosméticos Natura Ltda.

Schedule Of Changes In Balances Of Borrowing

Changes in the balances of borrowings, financings and debentures for the year ended December 31, 2020 and 2019 are present bellow:

Balance as of December 31, 2018	7,994,145
New borrowings and financing	5,346,145
Amortization	(2,643,575)
Financial charges accrued	494,422
Payment of financial charges	(499,798)
Foreign exchange changes (unrealized)	88,097
Foreign exchange changes (realized)	5,903
Translation effects (OCI)	1,035
Balance at December 31, 2019	10,786,374
Assumed in a business combination (note 4)	7,250,735
New borrowings and financing	1,354,765
Amortization	(8,483,892)
Accrued finance costs	1,029,705
Finance costs payment	(1,293,094)
Exchange rate variation (unrealized)	973,442
Exchange rate variation (realized)	35,429
Translation effects (OCI)	2,169,449
Balance as of December 31, 2020	13,822,913

Schedule Of Maturity Analysis For Noncurrent Borrowings

The maturities of non-current portion of borrowings, financing and debentures liabilities are present bellow:

	2020	2019
2021	-	2,279,759
2022	586,002	527,596
2023	6,306,782	3,052,769
2024 onwards	3,124,480	1,571,895
Total	10,017,264	7,432,019

Schedule of detailed information about Notes - Avon
Notes - Avon	Main US$	Main R$	Annual percentage interest rate	Maturity
Unguaranteed	461,883	2,400,267	7.00%	March 15, 2023
Unguaranteed	216,085	1,122,929	8.95%	March 15, 2043